Issuance of common units and Series A preferred units (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	45 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Oct. 18, 2019	Jan. 26, 2018
Proceeds from Issuance of Common Limited Partners Units	$ 818
Compensation Paid to Agent	$ 200	$ 1,300
Maximum Offering Amount			$ 120,000	$ 120,000
Common Stock [Member]
Partners' Capital Account, Units, Sale of Units	52,603	358,869
Proceeds from Issuance of Common Limited Partners Units		$ 6,400
Proceeds from Issuance of Preferred Limited Partners Units	$ 800
Average Gross Sales Price Per Share	$ 15.75
8.75% Series A Preferred Units [Member]
Partners' Capital Account, Units, Sale of Units	336,992	2,489,325
Proceeds from Issuance of Preferred Limited Partners Units	$ 8,300	$ 63,200
Average Gross Sales Price Per Share	$ 25.12